UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New World Fund®
Investment portfolio

July 31, 2010
unaudited

Common stocks — 81.99%	Shares	Value (000)

FINANCIALS — 16.63%
Itaú Unibanco Holding SA, preferred nominative	6,621,459	$149,047
Itaú Unibanco Holding SA, preferred nominative (ADR)	4,364,325	97,717
Itaúsa – Investimentos Itaú SA, preferred nominative	25,175,230	187,226
Industrial and Commercial Bank of China Ltd., Class H1	219,281,000	167,259
Amil Participações SA, ordinary nominative	16,728,090	144,568
Banco Santander, SA1	11,260,313	143,823
PT Bank Rakyat Indonesia (Persero) Tbk1	110,072,800	121,584
China Life Insurance Co. Ltd., Class H1	22,075,000	98,651
Agricultural Bank of China, Class H1,2	216,794,000	97,687
Prudential PLC1	10,644,059	92,826
Kasikornbank PCL1	16,730,860	54,008
Kasikornbank PCL, nonvoting depository receipt1	8,989,140	27,894
ICICI Bank Ltd.1	4,100,000	80,068
Banco Bilbao Vizcaya Argentaria, SA1	5,824,287	78,107
Türkiye Garanti Bankasi AS1	14,970,081	77,747
Ping An Insurance (Group) Co. of China, Ltd., Class H1	8,710,000	76,212
Grupo Financiero Banorte, SAB de CV, Series O	18,570,000	72,700
DLF Ltd.1	9,960,000	64,754
Housing Development Finance Corp. Ltd.1	1,000,218	64,227
Sberbank (Savings Bank of the Russian Federation) (GDR)1	216,800	63,851
Bancolombia SA (ADR)	1,052,000	61,679
Ayala Land, Inc.1	174,800,000	56,294
Metro Pacific Investments Corp.1,2	842,126,000	51,307
HDFC Bank Ltd.1	1,040,000	47,694
China Construction Bank Corp., Class H1	55,005,000	46,645
Bank of the Philippine Islands1	43,993,958	45,741
UBS AG1,2	2,635,324	45,040
Banco Bradesco SA, preferred nominative	2,420,000	44,374
Banco Santander (Brasil) SA, units	1,845,565	24,386
Banco Santander (Brasil) SA, units (ADR)	1,090,565	14,526
Credicorp Ltd.	395,600	38,658
SM Prime Holdings, Inc.1	164,206,440	38,273
Türkiye Is Bankasi AS, Class C1	10,096,791	37,862
Erste Bank der oesterreichischen Sparkassen AG1	883,911	35,479
CIMB Group Holdings Bhd.1	14,000,000	32,604
HSBC Holdings PLC (Hong Kong)1	2,385,000	24,544
HSBC Holdings PLC (United Kingdom)1	543,522	5,544
Standard Chartered PLC1	1,025,000	29,631
Sun Hung Kai Properties Ltd.1	1,615,000	23,628
ACE Ltd.	425,000	22,559
Kotak Mahindra Bank Ltd.1	1,300,000	21,628
Royal Bank of Scotland Group PLC1,2	24,509,136	19,289
CapitaMalls Asia Ltd.1	11,825,000	18,483
Bank Leumi le-Israel BM1,2	4,300,000	18,317
Bank Hapoalim BM1,2	4,028,000	16,359
PT Bank Central Asia Tbk1	24,140,000	15,993
BankMuscat (SAOG) (GDR)1	1,744,896	15,006
Bank Pekao SA1	280,000	14,933
Land and Houses PCL, nonvoting depository receipt1	81,300,000	14,253
Bank of China Ltd., Class H1	26,880,000	14,185
Banco do Brasil SA, ordinary nominative	721,900	12,536
National Bank of Greece SA1,2	730,888	10,627
First Pacific Co. Ltd.1	12,276,800	8,765
Bangkok Bank PCL, nonvoting depository receipt1	1,810,000	7,666
Commercial Bank of Qatar QSC (GDR)1,3	1,875,000	7,216
C C Land Holdings Ltd.1	13,336,000	5,434
Kerry Properties Ltd.1	424,678	2,156
United Bank Ltd.1	2,115,299	1,451
		2,910,721

CONSUMER STAPLES — 12.21%
Nestlé SA1	4,473,500	221,175
Anheuser-Busch InBev NV1	3,274,997	173,445
Anheuser-Busch InBev NV, VVPR STRIPS1,2	1,413,427	6
OJSC Magnit (GDR)1,3	3,435,500	72,847
OJSC Magnit (GDR)1	3,360,300	71,252
United Spirits Ltd.1	4,538,914	135,618
Tesco PLC1	18,642,190	114,415
Shoprite Holdings Ltd.1	7,925,000	99,263
China Yurun Food Group Ltd.1	28,994,000	95,042
Pernod Ricard SA1	1,092,983	85,390
X5 Retail Group NV (GDR)1,2,3	1,509,552	56,453
X5 Retail Group NV (GDR)1,2	560,400	20,957
Wilmar International Ltd.1	15,657,000	72,274
British American Tobacco PLC1	1,975,000	68,083
Olam International Ltd.1	30,494,701	63,042
PepsiCo, Inc.	962,000	62,443
Avon Products, Inc.	1,915,500	59,629
Beiersdorf AG1	1,005,000	59,516
SABMiller PLC1	1,926,000	58,537
Wal-Mart de México, SAB de CV, Series V (ADR)	2,020,000	46,702
Wal-Mart de México, SAB de CV, Series V	5,090,000	11,823
Grupo Nacional de Chocolates SA	3,655,000	49,523
Grupo Modelo, SAB de CV, Series C	8,210,000	44,570
Coca-Cola Co.	805,000	44,364
IOI Corp. Bhd.1	24,906,666	40,136
Danone SA1	701,065	39,250
Coca-Cola Icecek AS, Class C1	3,283,750	34,259
METRO AG1	587,000	32,600
Procter & Gamble Co.	513,000	31,375
Tingyi (Cayman Islands) Holding Corp.1	12,050,000	30,687
Unilever NV, depository receipts1	950,000	27,943
Kimberly-Clark de México, SAB de CV, Class A	4,000,000	25,280
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	230,000	25,121
Nestlé India Ltd.1	380,700	24,809
L’Oréal SA1	152,500	15,970
Colgate-Palmolive Co.	160,000	12,637
Poslovni sistem Mercator, dd1	42,200	7,492
Japan Tobacco Inc.1	1,074	3,463
		2,137,391

TELECOMMUNICATION SERVICES — 9.33%
América Móvil, SAB de CV, Series L (ADR)	9,296,392	461,194
América Móvil, SAB de CV, Series L	8,440,000	20,892
Turkcell Iletisim Hizmetleri AS1	30,095,000	176,886
MTN Group Ltd.1	10,570,231	169,263
Philippine Long Distance Telephone Co.1	2,005,570	106,635
Philippine Long Distance Telephone Co. (ADR)	141,500	7,599
Millicom International Cellular SA	1,076,800	100,379
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	86,230,000	81,452
SOFTBANK CORP.1	2,624,600	78,230
Telekom Austria AG, non-registered shares1	5,800,000	74,681
Telefónica, SA1	2,353,200	53,428
PT XL Axiata Tbk1,2	96,339,000	51,204
China Telecom Corp. Ltd., Class H1	92,910,000	46,578
Telefónica 02 Czech Republic, AS1	1,640,000	37,481
China Mobile Ltd.1	3,302,000	33,518
Telekomunikacja Polska SA1	6,385,200	33,052
Bharti Airtel Ltd.1,2	4,507,600	29,896
Partner Communications Co. Ltd.1	1,690,000	27,909
OJSC Mobile TeleSystems (ADR)	907,000	20,135
Magyar Telekom Telecommunications PLC1	5,975,000	18,555
Orascom Telecom Holding SAE (GDR)1	1,062,000	4,968
		1,633,935

MATERIALS — 6.70%
Linde AG1	1,188,738	139,320
PT Semen Gresik (Persero) Tbk1	89,607,500	92,658
PT Indocement Tunggal Prakarsa Tbk1	46,877,000	88,337
Holcim Ltd1	1,177,190	78,665
Israel Chemicals Ltd.1	6,225,000	77,381
Impala Platinum Holdings Ltd.1	2,732,083	73,928
ArcelorMittal1	2,060,000	62,768
Anglo American PLC1,2	1,477,400	59,289
Givaudan SA1	55,362	51,000
Fertilizantes Fosfatados SA – Fosfertil, preferred nominative2	5,471,400	47,907
Sigma-Aldrich Corp.	710,000	39,831
Wacker Chemie AG1	228,000	36,621
Vale SA, Class A, preferred nominative	1,032,000	25,037
Vale SA, Class A, preferred nominative (ADR)	410,000	9,934
Makhteshim-Agan Industries Ltd.1	9,675,000	33,694
BHP Billiton PLC1	1,092,288	33,546
First Quantum Minerals Ltd.	480,000	30,078
China Shanshui Cement Group Ltd.1	54,607,000	29,344
Akzo Nobel NV1	480,000	28,281
Petropavlovsk PLC1	1,595,550	25,291
Buzzi Unicem SpA1	1,839,543	20,056
Buzzi Unicem SpA, nonconvertible shares1	685,499	4,353
Fibria Celulose SA, ordinary nominative (ADR)2	1,401,500	22,004
Ambuja Cements Ltd.1	7,253,672	18,444
Celanese Corp., Series A	500,000	14,045
Xstrata PLC1	671,462	10,705
Rhodia SA1	514,724	10,580
Sika AG, non-registered shares1	4,850	9,142
		1,172,239

ENERGY — 6.64%
Niko Resources Ltd.	550,000	59,320
Niko Resources Ltd.3	495,000	53,388
Heritage Oil Ltd.1,2,4	16,343,000	105,234
OAO Gazprom (ADR)1	4,456,000	96,183
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	1,846,900	67,227
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	501,000	15,957
Oil Search Ltd.1	13,825,000	72,843
Reliance Industries Ltd.1	3,166,000	68,869
China National Offshore Oil Corp.1	35,036,000	58,939
JSC KazMunaiGas Exploration Production (GDR)1	2,800,000	54,774
Essar Energy PLC1,2	7,687,500	49,984
Cairn India Ltd.1,2	6,587,000	47,520
Tenaris SA (ADR)	930,000	37,246
Eurasia Drilling Co. Ltd. (GDR)1,3	1,162,300	23,831
Eurasia Drilling Co. Ltd. (GDR)1	585,950	12,014
Saipem SpA, Class S1	995,000	35,793
Royal Dutch Shell PLC, Class B1	1,235,000	32,551
Nexen Inc.	1,506,740	31,291
Oil and Gas Development Co. Ltd.1	16,990,310	30,048
TOTAL SA1	398,000	20,029
TOTAL SA (ADR)	155,000	7,848
Noble Energy, Inc.	400,000	26,824
Woodside Petroleum Ltd.1	646,000	24,376
OJSC OC Rosneft (GDR)1	2,951,000	19,717
Sasol Ltd.1	440,000	17,423
Cobalt International Energy, Inc.2	1,940,000	16,218
BP PLC1	2,480,000	15,882
Chevron Corp.	175,500	13,375
ConocoPhillips	230,000	12,701
OAO TMK (GDR)1,2,3	692,815	11,446
Eni SpA1	472,000	9,640
OGX Petróleo e Gás Participações SA, ordinary nominative2	788,000	8,329
Marathon Oil Corp.	197,000	6,590
		1,163,410

INFORMATION TECHNOLOGY — 6.24%
Kingboard Chemical Holdings Ltd.1	35,287,840	163,112
Samsung Electronics Co. Ltd.1	151,112	103,714
Cielo SA, ordinary nominative	9,917,100	89,089
Infosys Technologies Ltd.1	1,318,500	79,393
Google Inc., Class A2	145,800	70,691
NetEase.com, Inc. (ADR)2	1,471,000	56,339
Wistron Corp.1	34,573,641	55,938
Corning Inc.	3,075,000	55,719
Amadeus IT Holding, SA, Class A1,2	2,985,000	52,599
HOYA CORP.1	2,039,800	48,681
HTC Corp.1	2,073,225	38,151
LG Display Co., Ltd.1	1,075,000	33,022
Yahoo! Inc.2	2,213,000	30,716
Acer Inc.1	10,724,493	28,800
Nippon Electric Glass Co., Ltd.1	2,255,000	28,570
Tencent Holdings Ltd.1	1,331,600	25,620
Redecard SA, ordinary nominative	1,617,600	24,428
MediaTek Inc.1	1,679,740	22,632
Kingboard Laminates Holdings Ltd.1	21,048,606	20,807
Nokia Corp.1	1,558,200	14,665
Nokia Corp. (ADR)	289,300	2,751
Cisco Systems, Inc.2	622,800	14,368
Halma PLC1	2,225,000	9,702
Spectris PLC1	647,000	9,184
Murata Manufacturing Co., Ltd.1	139,800	6,878
LDK Solar Co., Ltd. (ADR)2	900,000	5,877
Wincor Nixdorf AG1	14,500	819
		1,092,265

CONSUMER DISCRETIONARY — 5.97%
Truworths International Ltd.1	12,103,000	96,611
Honda Motor Co., Ltd.1	3,055,000	95,353
PT Astra International Tbk1	14,282,000	80,961
Hankook Tire Co., Ltd.1	3,500,000	79,614
Swatch Group Ltd, non-registered shares1	120,450	37,307
Swatch Group Ltd1	568,022	31,930
Parkson Holdings Bhd.1	36,178,200	62,972
McDonald’s Corp.	800,000	55,784
Toyota Motor Corp.1	1,530,000	53,777
Hyundai Mobis Co., Ltd.1	270,000	46,543
Dongfeng Motor Group Co., Ltd., Class H1	32,544,000	45,324
Li & Fung Ltd.1	7,303,900	33,712
Desarrolladora Homex, SA de CV (ADR)2	1,060,000	31,461
Nitori Co., Ltd.1	354,450	30,495
Modern Times Group MTG AB, Class B1	410,000	25,748
CFAO1	822,309	25,153
LG Electronics Inc., nonvoting preferred1	550,000	19,723
LG Electronics Inc.1	42,500	3,617
Sony Corp.1	585,000	18,282
Sony Corp. (ADR)	75,000	2,341
Wynn Macau, Ltd.1,2	12,000,000	20,397
Techtronic Industries Co. Ltd.1	23,902,000	19,700
Nissan Motor Co., Ltd.1,2	2,300,000	17,582
Melco Crown Entertainment Ltd. (ADR)2	4,322,000	16,812
GOME Electrical Appliances Holding Ltd.1,2	47,790,000	16,611
TVN SA1	2,500,000	14,480
Intercontinental Hotels Group PLC1	830,000	14,390
REXLot Holdings Ltd.1	143,004,500	12,522
Maruti Suzuki India Ltd.1	466,000	12,074
Renault SA1,2	212,000	9,425
Central European Media Enterprises Ltd., Class A2	390,000	8,385
Suzuki Motor Corp.1	261,000	5,486
		1,044,572

INDUSTRIALS — 5.77%
Murray & Roberts Holdings Ltd.1	13,202,000	76,014
Schneider Electric SA1	641,841	74,035
International Container Terminal Services, Inc.1	95,500,000	66,499
Siemens AG1	677,200	66,063
Enka Insaat ve Sanayi AS1	16,463,330	60,759
Container Corp. of India Ltd.1	1,674,253	49,627
United Technologies Corp.	695,000	49,414
Intertek Group PLC1	1,813,500	44,938
Cia. de Concessões Rodoviárias, ordinary nominative	1,895,000	43,162
Outotec Oyj1	1,210,000	42,848
Airports of Thailand PCL1	32,700,000	39,308
Johnson Electric Holdings Ltd.1	70,526,500	33,201
SGS SA1	23,101	32,484
Kühne + Nagel International AG1	268,000	28,741
AirAsia Bhd.1,2	61,185,000	28,689
China Railway Construction Corp. Ltd., Class H1	19,277,500	26,902
SM Investments Corp.1	2,799,308	26,806
Samsung Engineering Co., Ltd.1	257,000	26,754
Koc Holding AS, Class B1	5,383,000	21,314
Komatsu Ltd.1	1,004,500	21,191
Bidvest Group Ltd.1,2	1,090,779	19,809
Jiangsu Expressway Co. Ltd., Class H1	19,000,000	18,483
Dalian Port (PDA) Co. Ltd., Class H1	39,430,000	17,119
Prysmian SpA1	886,622	14,999
KBR, Inc.	562,601	12,591
Suzlon Energy Ltd.1,2	10,300,000	12,561
Vestas Wind Systems A/S1,2	253,971	12,322
KONE Oyj, Class B1	209,900	9,591
PT Bakrie & Brothers Tbk1,2	1,686,809,500	9,237
De La Rue PLC1	645,974	7,435
Doosan Heavy Industries and Construction Co., Ltd.1	103,250	6,708
Daelim Industrial Co., Ltd.1	105,916	5,981
IJM Corp. Bhd.1	1,990,000	3,160
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	50,068	1,627
		1,010,372

HEALTH CARE — 5.64%
JSC Pharmstandard (GDR)1,2,4	8,644,849	207,088
JSC Pharmstandard (GDR)1,2,3,4	392,700	9,407
Teva Pharmaceutical Industries Ltd. (ADR)	3,084,000	150,653
Novo Nordisk A/S, Class B1	1,558,800	133,162
Hikma Pharmaceuticals PLC1	8,953,850	100,681
Cochlear Ltd.1	1,343,034	85,985
Krka, dd, Novo mesto1	835,400	70,947
Baxter International Inc.	1,385,000	60,621
Richter Gedeon Nyrt1	280,500	57,644
Bayer AG1	840,500	48,348
Novartis AG1	955,000	46,440
Essilor International1	267,000	16,718
		987,694

UTILITIES — 2.26%
PT Perusahaan Gas Negara (Persero) Tbk1	195,157,000	88,597
GAIL (India) Ltd.1	8,494,000	80,325
Cia. Energética de Minas Gerais – CEMIG, preferred nominative	4,940,842	73,882
PGE Polska Grupa Energetyczna SA1,2	4,082,000	29,405
Cheung Kong Infrastructure Holdings Ltd.1	7,480,000	28,010
CLP Holdings Ltd.1	3,125,000	23,078
CEZ, a s1	409,000	18,688
Electricity Generating PCL1	6,375,000	16,959
Veolia Environnement1	563,882	14,940
Cia. de Saneamento Básico do Estado de São Paulo – SABESP, ordinary nominative	618,000	12,358
NTPC Ltd.1	2,071,532	8,877
		395,119

MISCELLANEOUS — 4.60%
Other common stocks in initial period of acquisition		806,063

Total common stocks (cost: $11,334,762,000)		14,353,781

		Value
Warrants — 0.01%	Shares	(000)

FINANCIALS — 0.00%
IJM Land Bhd., warrants, expire 20132	401,540	$126

MISCELLANEOUS — 0.01%
Other rights & warrants in initial period of acquisition		1,604

Total warrants (cost: $83,000)		1,730

	Principal amount
Convertible securities — 0.10%	(000)

FINANCIALS — 0.10%
IMMOFINANZ AG 2.75% convertible notes 2014	€14,300	16,864

Total convertible securities (cost: $17,176,000)		16,864

Bonds & notes — 9.53%

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 8.44%
Brazil (Federal Republic of) Global 9.25% 2010	$12,600	12,952
Brazilian Treasury Bill 6.00% 20105	BRL69,273	40,252
Brazilian Treasury Bill 6.00% 20115	9,035	5,166
Brazilian Treasury Bill 6.00% 20155	11,510	6,483
Brazil (Federal Republic of) Global 12.50% 2016	29,400	18,739
Brazil (Federal Republic of) Global 6.00% 2017	$10,925	12,427
Brazil (Federal Republic of) 10.00% 2017	BRL36,500	19,099
Brazilian Treasury Bill 6.00% 20175	19,184	10,790
Brazil (Federal Republic of) Global 8.00% 20186	$19,773	23,550
Brazil (Federal Republic of) Global 5.875% 2019	13,100	14,895
Brazil (Federal Republic of) Global 8.875% 2019	9,000	12,195
Brazil (Federal Republic of) Global 4.875% 2021	5,985	6,224
Brazil (Federal Republic of) Global 12.50% 2022	BRL20,000	13,034
Brazil (Federal Republic of) Global 8.875% 2024	$900	1,264
Brazil (Federal Republic of) Global 10.125% 2027	14,500	22,584
Brazil (Federal Republic of) Global 7.125% 2037	11,730	14,604
Brazil (Federal Republic of) Global 11.00% 2040	22,620	30,967
Brazil (Federal Republic of) Global 5.625% 2041	21,500	22,489
Brazilian Treasury Bill 6.00% 20455	BRL21,102	11,829
United Mexican States Government 9.00% 2012	MXN72,500	6,221
United Mexican States Government Global 6.375% 2013	$32,880	36,415
United Mexican States Government, Series MI10, 8.00% 2013	MXN56,068	4,772
United Mexican States Government Global 5.875% 2014	$4,500	4,988
United Mexican States Government, Series MI10, 9.50% 2014	MXN449,500	40,618
United Mexican States Government, Series M10, 8.00% 2015	130,000	11,196
United Mexican States Government 5.00% 20165	26,483	2,448
United Mexican States Government Global 5.625% 2017	$17,300	19,225
United Mexican States Government 3.50% 20175	MXN178,322	15,370
United Mexican States Government Global, Series A, 5.125% 2020	$2,520	2,703
United Mexican States Government, Series M20, 10.00% 2024	MXN123,000	12,533
United Mexican States Government, Series M30, 10.00% 2036	200,000	20,828
United Mexican States Government Global 6.05% 2040	$30,550	33,330
Turkey (Republic of) 14.00% 2011	TRY49,400	33,770
Turkey (Republic of) 11.50% 2012	$6,000	6,840
Turkey (Republic of) 10.00% 20125	TRY39,827	30,715
Turkey (Republic of) 16.00% 2012	7,500	5,559
Turkey (Republic of) 16.00% 2013	18,400	14,711
Turkey (Republic of) 7.25% 2015	$10,150	11,736
Turkey (Republic of) 7.00% 2016	32,750	37,826
Turkey (Republic of) 6.75% 2018	31,160	35,483
Turkey (Republic of) 7.00% 2019	3,500	4,042
Turkey (Republic of) 6.875% 2036	7,500	8,156
Turkey (Republic of) 6.75% 2040	3,000	3,191
Colombia (Republic of) Global 10.00% 2012	18,725	21,009
Colombia (Republic of) Global 10.75% 2013	9,840	11,916
Colombia (Republic of) Global 8.25% 2014	3,100	3,759
Colombia (Republic of) Global 12.00% 2015	COP49,360,000	34,791
Colombia (Republic of) Global 7.375% 2017	$20,050	24,110
Colombia (Republic of) Global 7.375% 2019	7,500	9,206
Colombia (Republic of) Global 11.75% 2020	2,420	3,709
Colombia (Republic of) Global 8.125% 2024	4,375	5,644
Colombia (Republic of) Global 9.85% 2027	COP11,815,000	8,558
Colombia (Republic of) Global 7.375% 2037	$31,955	39,944
Polish Government, Series 1013, 5.00% 2013	PLN44,645	14,538
Polish Government, Series 0413, 5.25% 2013	38,400	12,638
Polish Government, Series 0414, 5.75% 2014	46,855	15,587
Polish Government 3.875% 2015	$8,565	8,815
Polish Government 5.00% 2015	2,900	3,096
Polish Government, Series 1017, 5.25% 2017	PLN25,780	8,241
Polish Government 6.375% 2019	$16,075	18,326
Peru (Republic of) 8.375% 2016	15,763	19,822
Peru (Republic of) 7.125% 2019	8,190	10,023
Peru (Republic of) 7.35% 2025	6,550	8,220
Peru (Republic of) 8.75% 2033	17,625	25,204
Peru (Republic of) 6.55% 20376	7,242	8,437
Philippines (Republic of) 8.25% 2014	13,155	15,506
Philippines (Republic of) 9.375% 2017	4,000	5,240
Philippines (Republic of) 9.875% 2019	10,800	14,904
Philippines (Republic of) 7.75% 2031	16,070	20,007
Philippines (Republic of) 6.375% 2034	3,700	4,089
Panama (Republic of) Global 7.25% 2015	7,850	9,234
Panama (Republic of) Global 7.125% 2026	7,300	8,924
Panama (Republic of) Global 8.875% 2027	2,775	3,878
Panama (Republic of) Global 9.375% 2029	9,034	13,122
Panama (Republic of) Global 6.70% 20366	17,739	20,843
Hungarian Government, Series 12/C, 6.00% 2012	HUF 499,400	2,257
Hungarian Government, Series 15/A, 8.00% 2015	3,327,960	15,766
Hungarian Government, Series 19/A, 6.50% 2019	750,000	3,268
Hungarian Government 6.25% 2020	$32,895	33,538
Russian Federation 7.50% 20303,6	28,348	33,079
Russian Federation 7.50% 20306	15,894	18,547
Argentina (Republic of) 0.146% 20126,7	46,970	16,686
Argentina (Republic of) 7.00% 2015	16,070	13,691
Argentina (Republic of) 8.28% 20336,8	3,854	3,006
Argentina (Republic of) 5.83% 20335,6,8	ARS 53,079	7,593
Argentina (Republic of) GDP-Linked 2035	335,653	7,955
Croatian Government 6.75% 20193	$25,500	27,531
Croatian Government 6.625% 20203	17,000	18,271
South Africa (Republic of) 6.50% 2014	7,300	8,267
South Africa (Republic of) 6.875% 2019	10,050	11,897
South Africa (Republic of) 5.50% 2020	19,000	20,425
Malaysian Government 3.756% 2011	MYR43,145	13,659
Malaysian Government, Series 1/01, 3.833% 2011	8,900	2,828
Malaysian Government, Series 204, 5.094% 2014	10,000	3,336
Thai Government 3.625% 2015	THB600,000	19,083
Chilean Government 3.875% 20201	$18,550	18,527
Dominican Republic 9.50% 20116	1,037	1,089
Dominican Republic 9.04% 20186	3,935	4,486
Dominican Republic 8.625% 20273,6	9,900	10,964
Egypt (Arab Republic of) 8.75% 2012	EGP26,350	4,634
Egypt (Arab Republic of) 5.75% 20203	$4,000	4,125
Egypt (Arab Republic of) 6.875% 20403	6,750	7,054
Venezuela (Republic of) 5.375% 2010	1,155	1,156
Venezuela (Republic of) 9.25% 2027	10,175	7,468
Venezuela (Republic of) 9.25% 2028	5,600	3,822
		1,477,567

ENERGY — 0.62%
Gazprom OJSC 9.25% 2019	15,000	18,132
Gazprom OJSC, Series 9, 6.51% 2022	16,650	16,838
Gazprom OJSC 6.51% 20223	10,810	10,932
Gazprom OJSC 7.288% 2037	15,000	15,562
Petrobras International 5.75% 2020	20,930	22,357
Petrobras International 6.875% 2040	2,000	2,184
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	21,800	23,054
		109,059

MATERIALS — 0.15%
CEMEX Finance LLC 9.50% 20163	15,475	15,127
CEMEX SA 9.25% 20203	4,974	4,489
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,235	2,427
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	3,815	4,269
		26,312

UTILITIES — 0.09%
AES Panamá, SA 6.35% 20163	10,400	10,892
Enersis SA 7.375% 2014	4,550	5,156
		16,048

FINANCIALS — 0.09%
BBVA Bancomer SA 7.25% 20203	9,780	10,284
VEB Finance Ltd. 6.902% 20203	4,830	5,115
		15,399

CONSUMER STAPLES — 0.08%
BFF International Ltd. 7.25% 20203	12,500	12,969

TELECOMMUNICATION SERVICES — 0.05%
Orascom Telecom 7.875% 20143	6,955	6,468
América Móvil, SAB de CV 8.46% 2036	MXN26,000	2,014
		8,482

CONSUMER DISCRETIONARY — 0.01%
Grupo Televisa, SAB 6.625% 2040	$1,800	1,948

INDUSTRIALS — 0.00%
TFM, SA de CV 9.375% 2012	389	400

Total bonds & notes (cost: $1,510,632,000)		1,668,184

Short-term securities — 8.27%

Freddie Mac 0.15%–0.34% due 8/4–12/21/2010	546,300	546,106
Fannie Mae 0.15%–0.51% due 8/18/2010–5/2/2011	284,150	283,924
U.S. Treasury Bills 0.09%–0.158% due 8/12–9/2/2010	144,300	144,288
Federal Home Loan Bank 0.17%–0.36% due 8/20–10/8/2010	110,900	110,872
Straight-A Funding LLC 0.33%–0.39% due 8/4–8/13/20103	67,600	67,594
Québec (Province of) 0.27% due 9/16/20103	63,000	62,969
Bank of Nova Scotia 0.18%–0.35% due 8/2–8/5/2010	54,900	54,899
Westpac Banking Corp. 0.31% due 8/2/20103	50,000	49,999
GDF SUEZ 0.34% due 8/17/20103	27,300	27,296
Johnson & Johnson 0.20% due 8/5/20103	27,000	26,999
Merck & Co. Inc. 0.21% due 9/30/20103	23,700	23,690
Toronto-Dominion Holdings USA Inc. 0.23% due 8/13/20103	20,900	20,898
Canada Bill 0.20% due 11/19/2010	18,800	18,783
Coca-Cola Co. 0.30% due 8/25/20103	10,000	9,998

Total short-term securities (cost: $1,448,149,000)		1,448,315

Total investment securities (cost: $14,310,802,000)		17,488,874
Other assets less liabilities		16,867

Net assets		$17,505,741

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $10,880,707,000, which represented 62.16% of the net assets of the fund. This amount includes $10,705,664,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Security did not produce income during the last 12 months.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $701,331,000, which represented 4.01% of the net assets of the fund.
4The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
5Index-linked bond whose principal amount moves with a government retail price index.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Coupon rate may change periodically.
8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations and symbol

ADR = American Depositary Receipts	EGP = Egyptian pounds	PLN = Polish zloty
GDR = Global Depositary Receipts	€ = Euros	THB = Thai baht
ARS = Argentine pesos	HUF = Hungarian forints	TRY = Turkish liras
BRL = Brazilian reais	MXN = Mexican pesos
COP = Colombian pesos	MYR = Malaysian ringgits

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/10 (000)

JSC Pharmstandard (GDR)	7,452,949	1,191,900	—	8,644,849	$—	$207,088
JSC Pharmstandard (GDR)	392,700	—	—	392,700	—	9,407
Heritage Oil Ltd.	12,925,000	3,418,000	—	16,343,000	—	105,234
					$—	$321,729

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described on the previous page for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total

Common stocks:
Financials	$869,976	$2,040,745	*	$—	$2,910,721
Consumer staples	413,467	1,723,924	*	—	2,137,391
Telecommunication services	610,199	1,023,736	*	—	1,633,935
Materials	188,836	983,403	*	—	1,172,239
Energy	356,314	807,096	*	—	1,163,410
Information technology	349,978	742,287	*	—	1,092,265
Consumer discretionary	114,783	929,789	*	—	1,044,572
Industrials	106,794	903,578	*	—	1,010,372
Health care	211,274	776,420	*	—	987,694
Utilities	86,240	308,879	*	—	395,119
Miscellaneous	183,740	622,323	*	—	806,063
Warrants	1,730	—		—	1,730
Convertible securities	—	16,864		—	16,864
Bonds & notes:
Bonds & notes of governments outside the U.S.	—	1,477,567		—	1,477,567
Corporate bonds & notes	—	190,617		—	190,617
Short-term securities	—	1,448,315		—	1,448,315
Total	$3,493,331	$13,995,543		$—	$17,488,874

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $10,705,664,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts†:	Level 1	Level 2	Level 3	Total

Unrealized depreciation on open forward currency contracts	$—	$(61)	$—	$(61)

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,951,776
Gross unrealized depreciation on investment securities	(795,162)
Net unrealized appreciation on investment securities	3,156,614
Cost of investment securities for federal income tax purposes	14,332,260

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-936-0910O-S25523

TEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: September 28, 2010

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: September 28, 2010